RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2022
RIGHT OF USE ASSETS

13. RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2020	$242,967
Additions	447,242
Lease removal	(7,092)
Balance at December 31, 2021	$683,117
Additions	-
Balance at June 30, 2022	$683,117

Accumulated depreciation
Balance at December 31, 2020	$98,548
Charge for the year	109,311
Historical correction	7,152
Balance at December 31, 2021	$215,011
Charge for the period	61,680
Balance at June 30, 2022	$276,691

Net book value:
December 31, 2021	$468,106
June 30, 2022	$406,426

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)